Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional information [abstract]
Trade and other receivables	$ (62,198)	$ 1,280
Trade and other payables	(50,660)	113,572
Non-cash working capital acquired	0	(46,773)
Trade and other receivables/payables	(112,858)	68,079
Changes in non-cash working capital related to:
Change in non-cash working capital	(52,070)	39,448
Investing activities	(62,485)	32,435
Foreign currency translation on non-cash working capital	1,697	(3,804)
Changes in non-cash working capital	$ (112,858)	$ 68,079